Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current taxes	$ (1,201,231)	$ (1,070,343)	$ (307,557)
Deferred taxes			365,401
Income tax (benefit) expense	$ (1,201,231)	$ (1,070,343)	$ 57,844